Property, Equipmetn and Software, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipmetn and Software, Net [Abstract]
Schedule of Property, Equipment and Software

As of December 31, 2024 and 2023, property, equipment and software consisted of the following.

	2024	2023

Office furniture	$47,418	$51,277
Transportation equipment	160,257	202,893
Buildings and improvements	570,130	586,373
Software	1,619,709	1,039,861
	2,397,514	1,880,404
Less: accumulated depreciation and amortization	(1,652,573)	(1,477,074)
	$744,941	$403,330